Segment Information - Schedule of Operating Segment Operating Results (Details) - USD ($)		12 Months Ended
		Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Schedule of Operating Segment Operating Results [Line Items]
Revenue		$ 172,211,331	$ 164,481,414	$ 142,812,726
Cost of revenues		141,533,720	128,175,996	109,865,595
Gross profit		$ 30,677,611	36,305,418	32,947,131
Gross profit margin
Selling and marketing expenses		$ 4,173,712	5,180,682	4,573,344
General and administrative expenses		30,595,509	31,852,179	25,120,010
Research and development expenses		6,668,643	5,815,555	7,155,949
Operating (loss) income		(11,462,378)	(5,377,304)	(2,538,415)
Net loss		(13,181,359)	(7,049,734)	(2,329,965)
Chief Operating Decision Maker [Member]
Schedule of Operating Segment Operating Results [Line Items]
Revenue		172,211,331	164,481,414	142,812,726
Cost of revenues		141,533,720	128,175,996	109,865,595
Gross profit		$ 30,677,611	$ 36,305,418	$ 32,947,131
Gross profit margin		18.00%	22.00%	23.00%
Selling and marketing expenses		$ 4,173,712	$ 5,180,682	$ 4,573,344
General and administrative expenses		30,595,509	31,852,179	25,120,010
Research and development expenses		6,668,643	5,815,555	7,155,949
Other segment operating loss (income)	[1]	702,125	(1,165,694)	(1,363,757)
Operating (loss) income		$ (11,462,378)	$ (5,377,304)	$ (2,538,415)
Operating margin		(7.00%)	(3.00%)	(2.00%)
Total other income		$ (692,821)	$ 301,690	$ 695,050
(Loss) income before income taxes		(12,155,199)	(5,075,614)	(1,843,365)
Other segment (loss) income, net	[2]	(773,402)	(1,350,950)	(3,945)
Net loss		(12,928,601)	(6,426,564)	(1,847,310)
IT services [Member] | Chief Operating Decision Maker [Member]
Schedule of Operating Segment Operating Results [Line Items]
Revenue		170,545,778	162,467,057	141,818,338
Cost of revenues		140,768,846	127,362,787	109,506,676
Gross profit		$ 29,776,932	$ 35,104,270	$ 32,311,662
Gross profit margin		17.00%	22.00%	23.00%
Selling and marketing expenses		$ 4,033,819	$ 4,939,341	$ 4,573,344
General and administrative expenses		28,692,059	30,229,878	24,500,116
Research and development expenses		6,668,643	5,815,555	7,155,949
Other segment operating loss (income)	[1]	(733,657)	(1,165,694)	(1,363,757)
Operating (loss) income		$ (8,883,932)	$ (4,714,810)	$ (2,553,990)
Operating margin		(5.00%)	(3.00%)	(2.00%)
Total other income		$ (679,866)	$ 310,617	$ 686,051
(Loss) income before income taxes		(9,563,798)	(4,404,195)	(1,867,939)
Other segment (loss) income, net	[2]	(792,937)	(1,473,609)	(16,712)
Net loss		(10,356,735)	(5,877,804)	(1,884,651)
Academic education services [Member]
Schedule of Operating Segment Operating Results [Line Items]
General and administrative expenses				619,894
Academic education services [Member] | Chief Operating Decision Maker [Member]
Schedule of Operating Segment Operating Results [Line Items]
Revenue		1,665,553	2,047,049	1,042,832
Cost of revenues		764,874	819,260	367,886
Gross profit		$ 900,679	$ 1,227,789	$ 674,946
Gross profit margin		54.00%	60.00%	6500.00%
Selling and marketing expenses		$ 139,893	$ 241,341
General and administrative expenses		1,903,450	1,622,301
Research and development expenses
Other segment operating loss (income)	[1]
Operating (loss) income		$ (2,578,446)	$ (635,853)	$ 55,052
Operating margin		(155.00%)	(31.00%)	(500.00%)
Total other income		$ (12,955)	$ (8,927)	$ 8,999
(Loss) income before income taxes		(2,591,401)	(644,778)	64,051
Other segment (loss) income, net	[2]	19,535	122,659	12,767
Net loss		(2,571,866)	(522,119)	76,818
Intersegment Eliminations [Member]
Schedule of Operating Segment Operating Results [Line Items]
General and administrative expenses
Intersegment Eliminations [Member] | Chief Operating Decision Maker [Member]
Schedule of Operating Segment Operating Results [Line Items]
Revenue			(32,692)	(48,444)
Cost of revenues			(6,051)	(8,967)
Gross profit			$ (26,641)	$ (39,477)
Gross profit margin				8100.00%
Selling and marketing expenses
General and administrative expenses
Research and development expenses
Other segment operating loss (income)	[1]
Operating (loss) income			$ (26,641)	$ (39,477)
Operating margin				(8100.00%)
Total other income
(Loss) income before income taxes			(26,641)	(39,477)
Other segment (loss) income, net	[2]
Net loss			$ (26,641)	$ (39,477)

[1]	Other segment operating income includes impairment of goodwill and subsidies and other operating income.
[2]	Other segment (loss) income includes provision for income taxes and share of income (loss) in equity method investees.